Basis of preparation - COVID-19 Impact (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020
Other Disclosures [Line Items]
Percentage of metal produced as value added products	40.00%	54.00%
Capital expenditure	$ 2,693	$ 2,391
Forecast
Other Disclosures [Line Items]
Capital expenditure			$ 6,000
Forecast | Maximum
Other Disclosures [Line Items]
Capital expenditure			$ 7,000